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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]: Amendment Number: ______
This Amendment (Check only one): [ ]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789
         Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

      Richard Pender          Chevy Chase, Maryland           10/31/07
---------------------------  ------------------------  -----------------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             None

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:   1,890,877
                                         (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                     ------------------ --------- --------- ------------------ ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------               ------------------ --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN INTERNATIONAL
  GROUP INC.................          COMMON    026874107    47,355   700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE INC...................          COMMON    037833100    42,204   275,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE ENERGY CORP......          COMMON    165167107    52,890 1,500,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC...........          COMMON    17275R102    48,867 1,475,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CITIGROUP INC...............          COMMON    172967101    28,002   600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY.............          COMMON    244199105    66,789   450,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DELL INC....................          COMMON    24702R101    62,100 2,250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO..............      COM DISNEY    254687106    60,183 1,750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION...............          COMMON    313586109    45,608   750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC...............      COMMON NEW    368710406    54,614   700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC COMPANY....          COMMON    369604103    75,555 1,825,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST...............   MSCI EAFE IDX    464287465       413     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST...............      MSCI EMERG
                                         MKT    464287234   201,758 1,350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JACOBS ENGINEERING GROUP
  INC.......................          COMMON    469814107    28,343   375,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON...........          COMMON    478160104    64,058   975,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JP MORGAN CHASE & CO........          COMMON    46625H100    27,492   600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MORGAN STANLEY..............      COMMON NEW    617446448    26,775   425,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC..............      COMMON NEW    629377508    57,092 1,350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY....          COMMON    742718109    66,823   950,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC................          COMMON    747525103    67,616 1,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD............          COMMON    806857108    65,625   625,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST..................      UNIT SER 1    78462F103   457,740 3,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPRINT NEXTEL CORP..........         COM FON    852061100    51,300 2,700,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC CORPORATION........          COMMON    871503108    72,675 3,750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
YAHOO INC...................          COMMON    984332106    59,055 2,200,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ZIMMER HOLDINGS INC.........          COMMON    98956P102    38,106   470,500 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORPORATION..........          COMMON    00724X102        64    18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC.          COMMON    528872104     2,436   703,997 SH  N/A     SOLE      N/A     X    N/A   N/A
MIDDLEBROOK PHARMACEUTICALS
  INC.......................          COMMON    596087106       549   228,897 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE INC................          COMMON    312088404       463   151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC................          COMMON    98411C100     2,577    54,781 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC..          COMMON    015384100     4,842   559,147 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT INC..........          COMMON    25960P109     7,739   312,955 SH  N/A     SOLE      N/A     X    N/A   N/A
ISIS PHARMACEUTICALS INC....          COMMON    464330109     3,171   211,830 SH  N/A     SOLE      N/A     X    N/A   N/A
                                                          1,890,877